Contingent Liabilities and Financial Commitments - Closed Litigation Matters Explanatory (Details)	12 Months Ended
Dec. 31, 2018
Fontem Patent Litigation | United States
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Fontem
Jurisdiction	USA
Companies named as Defendants	R.J. Reynolds Vapor Company
Description	Alleged patent infringement
Disposition	Settlement agreed on confidential terms
Codacons | ITALY
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Codacons
Jurisdiction	Italy
Companies named as Defendants	BAT Italia
Description	Smoking and health class action
Disposition	Supreme Court decision
Investments Indemnity | JAPAN
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Investments Indemnity
Jurisdiction	Japan
Companies named as Defendants	British American Tobacco (Investments) Limited
Description	Alleged patent infringement
Disposition	Settlement agreed on confidential terms
Lights Class Actions | United States
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Lights Class Actions
Jurisdiction	USA
Companies named as Defendants	RJRT and B&W
Description	Four Lights class actions
Disposition	Court ordered dismissal
Parsons Class Action | United States
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Parsons Class Action
Jurisdiction	USA
Companies named as Defendants	RJRT and B&W
Description	Smoking and health class action
Disposition	Court ordered dismissal